SCHEDULE OF BALANCE SHEETS TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Sale of goods	$ 599,000	$ 3,407,000
Purchase of goods	6,580,000	7,570,000
Interest Expense	8,200,000	8,417,000
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties			33,000
Amounts due from related parties
Accounts and notes payable to related parties	3,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Sale of goods
Purchase of goods	31,000	4,322,000
Interest Expense
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties			1,000
Other current assets from related parties			266,000
Amounts due from related parties
Accounts and notes payable to related parties	55,000		272,000
Contract liabilities to related parties	118,000		89,000
Accruals and other current liabilities to related parties
Loans attributable to related parties
Sale of goods	45,000	164,000
Purchase of goods
Interest Expense
Wang Wenbo [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	113,000		63,000
Loans attributable to related parties
Wang Na [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	42,000
Loans attributable to related parties
Wang Wanli [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	42,000
Loans attributable to related parties
Zhang Jing [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	42,000
Loans attributable to related parties
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	74,000		2,000
Other current assets from related parties
Amounts due from related parties	35,630,000		38,661,000
Accounts and notes payable to related parties	144,000		141,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Sale of goods	21,000	39,000
Purchase of goods
Interest Expense
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	1,652,000		1,529,000
Loans attributable to related parties	3,871,000		3,799,000
Sale of goods
Purchase of goods
Interest Expense	92,905	93,906
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	80,000		79,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties	179,000		133,000
Loans attributable to related parties
Sale of goods
Purchase of goods		46,000
Interest Expense
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	87,000		84,000
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	76,000		75,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Sale of goods
Purchase of goods	42,000
Interest Expense
FAW Mould Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	37,765,000		38,904,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	2,688,000		2,638,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties	90,000		89,000
Loans attributable to related parties
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	2,755,000		2,703,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Changchun FAW International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	371,000		364,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties	626,000		614,000
Loans attributable to related parties
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	24,980,000		24,516,000
Loans attributable to related parties
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	22,000		22,000
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	83,000		81,000
Contract liabilities to related parties	59,000		58,000
Accruals and other current liabilities to related parties	26,000		25,000
Loans attributable to related parties
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	33,810,000		28,713,000
Loans attributable to related parties	160,739,000		157,751,000
Sale of goods
Purchase of goods
Interest Expense	4,497,000	4,449,000
Yantai Public Transportation Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	40,473,000		36,408,000
Loans attributable to related parties	103,300,000		101,380,000
Sale of goods
Purchase of goods
Interest Expense	3,334,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	110,000		119,000
Loans attributable to related parties	1,815,000		1,781,000
Sale of goods
Purchase of goods
Interest Expense	59,000	46,000
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	196,000		151,000
Loans attributable to related parties	1,396,000		1,369,000
Sale of goods
Purchase of goods
Interest Expense	42,000	72,000
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	126,000		124,000
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Bus (Dalian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties			2,000
Contract liabilities to related parties	751,000		738,000
Accruals and other current liabilities to related parties
Loans attributable to related parties
Other [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties	471,000		465,000
Amounts due from related parties	66,000		4,000
Accounts and notes payable to related parties	29,000		27,000
Contract liabilities to related parties	79,000		76,000
Accruals and other current liabilities to related parties	23,000
Loans attributable to related parties
Sale of goods
Purchase of goods	23,000	80,000
Interest Expense
Related Party [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	183,000		114,000
Other current assets from related parties	471,000		764,000
Amounts due from related parties	35,696,000		38,665,000
Accounts and notes payable to related parties	44,175,000		45,410,000
Contract liabilities to related parties	1,007,000		961,000
Accruals and other current liabilities to related parties	102,404,000		94,086,000
Loans attributable to related parties	271,121,000		268,425,000
Sale of goods	66,000	245,000
Purchase of goods	96,000	4,448,000
Interest Expense	8,025,000	8,077,000
Euroamer Kaiwan Technology Company [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties			1,130,000
Loans attributable to related parties
Chijit Holdings Limited [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties			570,000
Loans attributable to related parties
Ying Liu [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties			13,000
Loans attributable to related parties
Huimin Li [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties			13,000
Loans attributable to related parties
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties			5,000
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Sale of goods		42,000
Purchase of goods
Interest Expense
FAW Equity Investment (Tianjin) Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties			$ 2,345,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		3,370,000
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		$ 46,000